Shareholder Report, Holdings (Details) - Capital Group Dividend Growers ETF	May 31, 2026
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.97%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.25%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.42%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.48%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%
Short-Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%